CONSOLIDATED CONDENSED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current Assets
Cash and Cash Equivalents	$ 71,125	$ 55,511
Marketable Securities	0	549
Accounts Receivable, net	8,136	54
Accounts Receivable, net related party	0	12,862
Prepaid Expenses	5,564	4,365
Inventory	26,772	4,048
Voyages in Progress	11,230	0
Other Current Assets	1,748	1,184
Total Current Assets	124,575	78,573
Non-Current Assets
Vessels, Net	934,782	964,855
Goodwill	18,979	0
Related party receivable (Orion Tanker Pool)	0	36,987
Other Non-current Assets	5,392	5,209
Total Non-current Assets	959,153	1,007,051
Total Assets	1,083,728	1,085,624
Current Liabilities
Accounts Payable	3,805	3,095
Accounts Payable, related party	0	1,536
Accrued Voyage Expenses	4,888	0
Accrued Liabilities	6,652	10,343
Total Current Liabilities	15,345	14,974
Long-term Debt	210,000	250,000
Deferred Compensation Liability	10,996	11,267
Total Liabilities	236,341	276,241
Commitments and Contingencies	0	0
SHAREHOLDERS' EQUITY
Common Stock, par value $0.01 per Share; 90,000,000 shares authorized , 66,038,251 shares issued and outstanding and 52,915,639 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively	660	529
Additional Paid-in Capital	136,965	15,615
Contributed Surplus	773,991	866,515
Accumulated other comprehensive loss	(141)	(84)
Retained Deficit	(64,088)	(73,192)
Total Shareholders' Equity	847,388	809,383
Total Liabilities and Shareholders' Equity	$ 1,083,728	$ 1,085,624